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                                                                 [METLIFE LOGO]

MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

March 27, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post-Effective Amendment No. 32
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File No. 333-54466 (Series XC)

Commissioners:

On behalf of MetLife Investors USA Insurance Company and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing Post-Effective Amendment No. 32 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (b) (1) (iii) of Rule 485 under the Securities Act of 1933, as amended, to delay the effectiveness of a previously filed post-effective amendment to April 26, 2009. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments regarding the Amendment, please call the undersigned at (617) 578-2053.

Sincerely,



/s/ John M. Richards
-------------------------
John Richards
Senior Counsel
Metropolitan Life Insurance Company

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